Offerings - Offering: 1	Dec. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value of EUR0.10 per share, reserved for issuance under the argenx Equity Incentive Plan, as amended
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	840.75
Maximum Aggregate Offering Price	$ 2,522,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 348,322.72
Offering Note	1(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares which become issuable under the argenx Equity Incentive Plan, as amended, by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding ordinary shares. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. 1(b) Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act, based upon the average of the high and low sales prices for the ordinary shares as quoted on the Nasdaq Stock Market on December 15, 2025 of $840.75 per share.